RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	Aug. 03, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 28, 2023
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		$ 1		$ 1	$ 1	$ 1
Purchase of financial assets		(111)		(146)	(343)	(382)
Australian Regulated Utility Operation | Disposal of major subsidiary [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	7.90%
Proceeds from sales of interests in associates	$ 450
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000			1,000
Subsidiary and corporate borrowings		0	$ 0	0	0	0
Brookfield
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		10	700		10
Deposit balance		0	0		0
Interest expense, related party transactions				1		2
Credit facility, maximum borrowing capacity		1,000			1,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		25	25		25
Interest expense, related party transactions		9			9
Subsidiary and corporate borrowings							$ 500
Corporate borrowings, related party transactions		140	160		140
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets		$ 12	12		$ 12
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate		1.70%			1.70%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter					0.3125%
Asset management fee, percent					1.25%
Revenue from sale of goods, related party transactions		$ 106		105	$ 206	223
Amounts payable, related party transactions		104	91		104
Revenue from sale of goods, related party transactions		7		2	9	3
Related party expenses		34		$ 27	69	$ 28
Associates
Disclosure of transactions between related parties [line items]
Fair value of investments			$ 310
Purchase of financial assets		$ (120)			$ (182)